Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of Standards and Interpretations and Amendments to Existing Standards Were Issued With Mandatory Application
12 Months Ended
Dec. 31, 2023
January12023 [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of Standards and Interpretations and Amendments to Existing Standards Were Issued With Mandatory Application [Line Items]
New standards or modifications	IFRS 17 Insurance Contracts
January1 2023 One [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of Standards and Interpretations and Amendments to Existing Standards Were Issued With Mandatory Application [Line Items]
New standards or modifications	Initial Application of IFRS 17 and IFRS 9 – Comparative Information (Amendments to IFRS 17)
January 1 2023 Two [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of Standards and Interpretations and Amendments to Existing Standards Were Issued With Mandatory Application [Line Items]
New standards or modifications	Amendments to IAS 8 – Definition of accounting estimates
January 1 2023 Three [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of Standards and Interpretations and Amendments to Existing Standards Were Issued With Mandatory Application [Line Items]
New standards or modifications	Amendments to IAS 12 – Deferred Taxes Relating to Assets and Liabilities Arising from a Single Transaction
January 1 2023 Four [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of Standards and Interpretations and Amendments to Existing Standards Were Issued With Mandatory Application [Line Items]
New standards or modifications	Amendment to IAS 12 – International Tax Reform Pillar II Model Rules
January 1 2024 [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of Standards and Interpretations and Amendments to Existing Standards Were Issued With Mandatory Application [Line Items]
New standards or modifications	Amendments to IAS 1 – Classification of Liabilities as Current or Non-Current
Amendments to IFRS 16 – Leasehold Liabilities on a Sale and Leaseback Sale. [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of Standards and Interpretations and Amendments to Existing Standards Were Issued With Mandatory Application [Line Items]
New standards or modifications	Amendments to IFRS 16 – Leasehold Liabilities on a Sale and Leaseback Sale.
January 1 2024 Two [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of Standards and Interpretations and Amendments to Existing Standards Were Issued With Mandatory Application [Line Items]
New standards or modifications	Amendments to IAS 1 – Non-Current Liabilities with Covenants
January 1 2024 Three [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of Standards and Interpretations and Amendments to Existing Standards Were Issued With Mandatory Application [Line Items]
New standards or modifications	Amendments to IAS 7 and IFRS 7 – Supplier Financing Arrangements
January 1 2025 [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of Standards and Interpretations and Amendments to Existing Standards Were Issued With Mandatory Application [Line Items]
New standards or modifications	Amendment to IAS 21 – Lack of Convertibility
Effective Date Deferred Indefinitely [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of Standards and Interpretations and Amendments to Existing Standards Were Issued With Mandatory Application [Line Items]
New standards or modifications	Amendments to IAS 10 and IAS 28 – Sale or Contribution of Assets between an Investor and its Associate or Joint Venture
January 1 2024 Four [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of Standards and Interpretations and Amendments to Existing Standards Were Issued With Mandatory Application [Line Items]
New standards or modifications	IFRS S1 General Requirements for Disclosures about Sustainability Disclosures Related to Financial Information
January 1 2024 Five [Member]
Standards, Amendments, and Interpretation of International Financial Reporting Standards (Details) - Schedule of Standards and Interpretations and Amendments to Existing Standards Were Issued With Mandatory Application [Line Items]
New standards or modifications	IFRS S2 Climate-related Disclosures